INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
9.	INTANGIBLE ASSETS AND GOODWILL

		December 31,
	Note	2017	2018
		RMB	RMB

Intangible assets	(a)	3,342,463	4,176,244

(a)	Intangible assets

	December 31,2017			December 31,2018
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
	RMB	RMB	RMB	RMB	RMB	RMB

Amortized intangible assets:
Software	7,547,440	(7,174,977)	372,463	8,694,496	(7,488,252)	1,206,244
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	12,577,440	(12,204,977)	372,463	13,724,496	(12,518,252)	1,206,244

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2018. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2018 (actual)	313,274
Estimate for year ended December 31,
2019	515,055
2020	489,022
2021	202,167
2022	-
2023	-